<SEQUENCE>1
<FILENAME>13FQ92001.xfd




			UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON, DC 20549

			FORM 13-F

			FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2001

Check here if Amendment 		[ ]; Amendment Number:
This Amendment {Check only one}	 [] is a restatement
				[] adds new holding entries

Institutional Manager Filing this Report:

Name: 			J. M. Hartwell LP
Address: 		515 Madison Avenue
			New York, NY 10022

13-F Filing Number: 28-4534

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:		Barbara Romeo
Title:		Principal
Phone:		212-308-3355
Signature, Place and Date of Signing:

Barbara N. Romeo 	  New York, NY 		October 4, 2001

Report Type{Check only one}
[X]	13F HOLDINGS REPORT
[ ] 	13F NOTICE
[ ] 	13F COMBINATION REPORT

List of other managersReporting for this manager: Affiliated Managers Group

Form 13-F Summary Page:
Number of other included managers:	1
Form 13-F Information Table Entry Total: 71
Form 13-F Information Table Value Toatl: $203,105 (x$1000)
List of Other Included Managers: No. 13F File Number Name 01- 28-04975

FORM 13F INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Wireless Group            COM              001957406     2938   196626 SH       SOLE                   160410             36216
Abgenix Inc                    COM              00339B107      789    34770 SH       SOLE                    32200              2570
America On Line                COM              02364J104     1001    30240 SH       SOLE                    14600             15640
American Capital Strategies Lt COM              024937104     3391   123800 SH       SOLE                    70200             53600
American Intl. Group Inc.      COM              026874107    12659   162289 SH       SOLE                   108223             54066
Anadarko Petroleum Corp        COM              032511107     3173    66000 SH       SOLE                    48200             17800
Apache Corp                    COM              037411105     4463   103800 SH       SOLE                    76400             27400
Benchmark Electronics Inc      COM              08160H101     1066    64510 SH       SOLE                    47500             17010
CDW Computer Centers Inc       COM              125129106     1024    28300 SH       SOLE                    19600              8700
Cellular Technical Services Co COM              151167301      213    64550 SH       SOLE                    36480             28070
Cisco Systems. Inc.            COM              17275R102      283    23200 SH       SOLE                                      23200
Citigroup Inc                  COM              172967101     6746   166565 SH       SOLE                   105012             61553
Comcast Corp Cl. A Special     COM              200300200     4301   119910 SH       SOLE                    85550             34360
Concord EFS Inc. Com           COM              206197105     2640    53925 SH       SOLE                    34250             19675
Cubist Pharmaceuticals Inc     COM              229678107     1228    37485 SH       SOLE                    34100              3385
Esperion Therapeutics          COM              29664R106      232    31100 SH       SOLE                    17400             13700
Evergreen Resources Inc. Com   COM              299900308     6061   178530 SH       SOLE                   113900             64630
Extreme Networks Inc           COM              30226D106      413    59780 SH       SOLE                    52700              7080
Exxon Mobil Corporation        COM              30231G102      616    15636 SH       SOLE                    15636
Fairchild Semiconductor Int'l  COM              303726103     1008    62775 SH       SOLE                    61000              1775
Federal Home Loan Mortgage     COM              313400301     5002    76960 SH       SOLE                    57400             19560
Federal National Mortgage Assn COM              313586109     4475    55900 SH       SOLE                    43900             12000
First Data Corp.               COM              319963104      740    12700 SH       SOLE                    11700              1000
General Electric               COM              369604103     2263    60842 SH       SOLE                    60842
Home Depot Inc.                COM              437076102     3934   102526 SH       SOLE                    60925             41601
ICON plc                       COM              45103T107      666    20060 SH       SOLE                    19700               360
IMS Health Inc.                COM              449934108     8064   321920 SH       SOLE                   192200            129720
Instinet Group Inc             COM              457750107      431    44000 SH       SOLE                    44000
Intel Corp.                    COM              458140100     3759   183900 SH       SOLE                   126220             57680
Intl. Business Mach. Corp.     COM              459200101    10419   113600 SH       SOLE                    77800             35800
JDS Uniphase Corporation       COM              46612J101       75    11870 SH       SOLE                                      11870
JP Morgan Chase & Co           COM              606880102     2822    82650 SH       SOLE                    56750             25900
Johnson & Johnson              COM              478160104     1486    26824 SH       SOLE                    25024              1800
Kimberly Clark Corp            COM              494368103      842    13576 SH       SOLE                    13576
Leap Wireless International In COM              521863100     1069    68120 SH       SOLE                    56160             11960
Liberty Media Corp New         COM              530718105    18436  1451638 SH       SOLE                  1057824            393814
Lowes Companies Inc.           COM              548661107     1639    51800 SH       SOLE                    41800             10000
MGIC Investment Corporation    COM              552848103     6312    96600 SH       SOLE                    64800             31800
Mediacom Communications Corp   COM              58446K105     1199    91990 SH       SOLE                    72000             19990
Medicis Pharmaceutical Corp.   COM              584690309     1263    25275 SH       SOLE                    16860              8415
MemberWorks Inc                COM              586002107      918    44620 SH       SOLE                    41770              2850
Microsoft Corp                 COM              594918104    18770   366818 SH       SOLE                   245418            121400
Millicom International Cellula COM              L6388F102     2752   259630 SH       SOLE                   184520             75110
NetRatings Inc                 COM              64116M108      367    35565 SH       SOLE                    34000              1565
NewPower                       COM              87260K107      582   189050 SH       SOLE                   143500             45550
Nextel Communications Inc. Cl. COM              65332V103     4653   538570 SH       SOLE                   334560            204010
Nextel Partners Inc            COM              65333F107      507    75370 SH       SOLE                    68800              6570
Novoste Corp                   COM              67010C100      419    70605 SH       SOLE                    56000             14605
PMI Group Inc                  COM              69344M101     7072   113350 SH       SOLE                    80150             33200
Paychex Inc. Com.              COM              704326107      934    29638 SH       SOLE                    17782             11857
Petroleum Geo-Services         COM              716597109      944   149850 SH       SOLE                   127200             22650
Pharmaceutical Product & Dev.  COM              717124101      651    22210 SH       SOLE                    21800               410
Pogo Producing                 COM              730448107     1050    44670 SH       SOLE                    35200              9470
ProBusiness Services Inc       COM              742674104      956    64655 SH       SOLE                    49100             15555
Rainbow Media Group            COM              12686C844      414    20450 SH       SOLE                    17600              2850
Rent A Center Inc              COM              76009N100      833    35830 SH       SOLE                    33300              2530
ResMed Inc                     COM              761152107      968    19050 SH       SOLE                    12800              6250
Respironics Inc.               COM              761230101      930    26140 SH       SOLE                    25500               640
Schlumberger Ltd               COM              806857108      370     8100 SH       SOLE                     8100
Spinnaker Exploration          COM              84855W109     1007    28460 SH       SOLE                    25000              3460
Student Advantage Inc          COM              86386Q105      114   109430 SH       SOLE                   105000              4430
Tenet Healthcare Corp.         COM              88033G100     4891    81990 SH       SOLE                    71600             10390
Tetra Tech Inc                 COM              88162G103     1893    85660 SH       SOLE                    69300             16360
Texas Instruments              COM              882508104     4658   186470 SH       SOLE                   125200             61270
Transocean Sedco Forex Inc     COM              g90078109      381    14428 SH       SOLE                    12628              1800
Tyco Int'l Ltd                 COM              902124106      602    13224 SH       SOLE                    10404              2820
Vintage Petroleum              COM              927460105     1047    66070 SH       SOLE                    52900             13170
Vodafone Airtouch PLC FGN Com  COM              G9387S105     1777   846130 SH       SOLE                   563103            283027
Vodafone Group Plc             COM              92857W100    10846   493885 SH       SOLE                   378619            115266
Nextel Communications Pfd Ser  PFD              65332v400     2115     2489 SH       SOLE                     1162              1327
Pacific & Atlantic Holdings    PFD              693743957      544   108750 SH       SOLE                    63000             45750






</SEC-DOCUMENT>